Stock-Based Compensation (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended	12 Months Ended
	Dec. 16, 2019	Jul. 06, 2018	Dec. 31, 2018	Dec. 31, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Deferred Credits-other			$ 49,147	$ 61,759
Accounts payable and other accrued liabilities-other			31,500	34,400
Stock options granted (in shares)	143,561
Stock option, strike price, decrease (in dollars per share)	$ 18.78
Performance Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Accounts payable and other accrued liabilities-other				$ 4,300
Performance Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period				3 years
Performance Units | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting right percentage				80.00%
Performance Units | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting right percentage				120.00%
Restricted unit
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period				3 years
Vesting right percentage				33.00%
Stock Compensation Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Expiration period	6 years
Vesting right percentage				33.00%
ALA Performance Units | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting right percentage				0.00%
ALA Performance Units | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting right percentage				200.00%
Current Awards | Performance Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)				0
Current Awards | Performance Units | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting right percentage				0.00%
Current Awards | Performance Units | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting right percentage				200.00%
Current Awards | Restricted unit
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value per unit (in dollars per share)				$ 1.00
Cash paid to settle awards				$ 600
Granted (in shares)				0
Current Awards | Stock Compensation Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period				1 year 9 months
Share-based payment arrangement, expense				$ 1,600
Unrecognized compensation expense				1,900
Deferred Credits-other				1,800
Accounts payable and other accrued liabilities-other				200
Current Awards | ALA Performance Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense				$ 500
Granted (in shares)				27,707
Prior Awards | Performance Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value per unit (in dollars per share)				$ 1.00
Accounts payable and other accrued liabilities-other			2,900
Cash paid to settle performance unit awards					$ 8,500
Prior Awards | Stock Compensation Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period				3 years
Share-based payment arrangement, expense					15,800	$ 12,200
Tax benefit from compensation expense					4,900
Prior Awards | Modification Event
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment arrangement, expense			1,000	$ 2,000	7,700
Unrecognized compensation expense			2,700	$ 700
Deferred Credits-other			$ 3,700
Prior Awards | Modification Event | Fiscal years 2017 and 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value per unit (in dollars per share)		$ 1.00
Business acquisition, share price (in dollars per share)		88.25
Cash paid to settle accelerated stock compensation plans					$ 30,000
Prior Awards | Modification Event | Fiscal year 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period					3 years
Value per unit (in dollars per share)		1.00
Business acquisition, share price (in dollars per share)		$ 88.25
Prior Awards | Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Intrinsic value performance shares vested					$ 16,700	$ 9,900
Prior Awards | Performance Shares | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting right percentage						0.00%
Prior Awards | Performance Shares | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting right percentage							200.00%
Prior Awards | Directors Stock Compensation Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment arrangement, expense					$ 800	$ 800
Shares authorized for issue under plan (in shares)					270,000
Granted (in shares)					9,000	10,000
Weighted-average grant date fair value, vested (in dollars per share)					$ 85.84	$ 76.28